Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies

(12) Commitments and Contingencies

(a) Operating Leases

The Company conducts operations from leased facilities under operating leases, which extend through October 31, 2016.

Future minimum lease payments under the noncancelable operating leases at December 31, 2012 were as follows (in thousands):

2013	$1,233
2014	1,302
2015	1,314
2016	1,103

Rental expense for 2010, 2011 and 2012 amounted to $442,000, $524,000 and $876,000, respectively.

(b) Litigation

On February 23, 2011, the Company filed a lawsuit in federal court in the Northern District of California against Motorola Mobility, Inc. and other affiliated companies (together, Motorola) alleging trademark infringement and other related claims, stemming from Motorola’s use of the name “XOOM” in connection with its wireless tablet devices and related accessories. Following the filing of the complaint, the Company and Motorola engaged in confidential settlement discussions. On October 28, 2011, the Company formally served Motorola with the complaint.

The Company is not a party to any other material pending legal proceedings. The Company is also involved from time to time in various legal proceedings in the normal course of business that individually or in the aggregate would not have a material effect on its results of operations or financial position.